Summary Prospectus July 31, 2026
Voya Government Money Market Fund

Class/Ticker: A/VYAXX; C/VYBXX; I/VYCXX; R6/VYHXX; W/VYGXX
Before you invest, you may want to review the fund's Prospectus, which contains more information about the fund and its risks. For free paper or electronic copies of the Prospectus and other fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to https://individuals.voya.com/literature; email a request to Voyaim_literature@voya.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The fund's Prospectus and Statement of Additional Information, each dated July 31, 2026, and the audited financial statements that are included in the fund’s shareholder report dated March 31, 2026 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.
Investment Objective
The Fund seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Prospectus (page 21), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 75).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	None	None
C	None	1.00
I	None	None
R6	None	None
W	None	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R6	W
Management Fee	%	0.35	0.35	0.35	0.35	0.35
Distribution and/or Shareholder Services (12b-1) Fees	%	None	1.00	None	None	None
Other Expenses	%	0.25	0.25	0.13	0.07	0.25
Total Annual Fund Operating Expenses	%	0.60	1.60	0.48	0.42	0.60
Waivers and Reimbursements[2]	%	(0.25)	(0.25)	(0.13)	(0.07)	(0.25)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.35	1.35	0.35	0.35	0.35
1
Expense information has been restated to reflect current contractual rates.
2
Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.35%, 1.35%, 0.35%, 0.35%, and 0.35% for Class A, Class C, Class I, Class R6 and Class W shares, respectively, through August 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Funds Trust (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business. The Investment Adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through

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August 1, 2027. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. Termination or modification of these obligations requires approval by the Fund’s Board.
Expense Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sold your shares					If you held your shares
	Number of years you own your shares					Number of years you own your shares
	1 Yr	3 Yrs	5 Yrs	10 Yrs		1 Yr	3 Yrs	5 Yrs	10 Yrs
A	$36	167	310	726	A	$36	167	310	726
C	$237	481	847	1,879	C	$137	481	847	1,879
I	$36	141	256	591	I	$36	141	256	591
R6	$36	128	228	523	R6	$36	128	228	523
W	$36	167	310	726	W	$36	167	310	726
The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Principal Investment Strategies
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. For purposes of the Fund’s 99.5% policy and 80% policy, government securities means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery, or forward commitment basis.
The Fund operates as a “money market fund” and the securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”), and other rules adopted by the U.S. Securities and Exchange Commission (the “SEC”). Fund investments are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act.
The Fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser (the “Sub-Adviser”) may manage the Fund more conservatively than if it was not rated.
The Fund may invest in other investment companies that are money market funds to the extent permitted under the 1940 Act.
In choosing investments for the Fund, the Sub-Adviser employs a disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of approved issuers is actively maintained; second, securities of issuers on the approved list that meet the Fund’s guidelines are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.
Summary Prospectus
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Voya Government Money Market Fund

Principal Risks
Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.
Credit: The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. In the case of inverse debt instruments, the interest rate paid by the debt instruments is a floating rate, which will generally decrease when the market rate of interest to which the inverse debt instruments are indexed increases and will increase when the market rate of interest to which the inverse debt instruments are indexed decreases. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Fund’s operations and return potential.
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates,
Summary Prospectus
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Voya Government Money Market Fund

supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Money Market Regulatory: Changes in government regulations may adversely affect the value of a security held by the Fund. The SEC has adopted amendments to money market fund regulation that permit the Fund to impose discretionary liquidity fees, increase the Fund’s daily and weekly liquid asset minimum requirements and eliminate the ability of the Fund to temporarily suspend redemptions due to declines in the Fund's weekly liquid assets, among other changes. As of the date of this Prospectus, the Board has elected not to subject the Fund to such discretionary liquidity fees. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Fund.
Other Investment Companies (Money Market Funds): A money market fund may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act, and there is a risk that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
Summary Prospectus
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Voya Government Money Market Fund

When-Issued, Delayed Delivery, and Forward Commitment Transactions: When-issued, delayed delivery, and forward commitment transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The Fund, previously named Voya Government Money Market Fund II, is the successor to Voya Government Money Market Fund, a former series of Voya Series Fund, Inc. (the “Predecessor Fund”), a mutual fund with identical investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on or about November 8, 2019 (the “Reorganization Date”). The Fund was renamed “Voya Government Money Market Fund” following the Reorganization Date. The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table provides additional performance information. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund was no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Predecessor Fund’s conversion to a government money market fund. The Fund's past performance is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter:	4th Quarter 2023	1.27%
Worst quarter:	1st Quarter 2022	0.00%
Year-to-date total return:	June 30, 2026	1.66%
Average Annual Total Returns %
(for the periods ended December 31, 2025)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	4.07	3.06	1.93	N/A	4/15/1994
After tax on distributions	%	2.39	1.80	1.13	N/A
After tax on distributions with sale	%	2.39	1.80	1.13	N/A
Class C before taxes	%	2.04	2.33	1.52	N/A	7/29/2011
Class I before taxes	%	4.07	3.06	1.93	N/A	1/3/1992
Class R6 before taxes	%	4.07	3.06	1.93	N/A	6/11/2024
Class W before taxes	%	4.07	3.07	1.93	N/A	7/29/2011
For the Fund's current 7 day yield and current 7 day effective yield, please call the Fund at 1-800-992-0180.
Summary Prospectus
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Voya Government Money Market Fund

Portfolio Management

Investment Adviser
Voya Investments, LLC
Sub-Adviser
Voya Investment Management Co. LLC

Portfolio Manager
Andrew Higley, CFA Portfolio Manager (since 5/2026)	Don Schatz Portfolio Manager (since 5/2026)
David S. Yealy Portfolio Manager (since 11/2004)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at https://individuals.voya.com/product/mutual-fund/prospectuses-reports; by writing to us at Voya Investment Management, P.O. Box 534480, Pittsburgh, Pennsylvania 15253-4480; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A, C	I	R6	W
Non-retirement accounts	$1,000	250,000	1,000,000	1,000
Retirement accounts	$250	250,000	None	1,000
Certain omnibus accounts	$250	None	None	None
Pre-authorized investment plan	$1,000	250,000	None	1,000
There are no minimums for additional investments except that the pre-authorized investment plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya Investment Management Co. LLC (“Voya IM”) who are eligible to participate in “notional” bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts.
Tax Information
The Fund's distributions are generally expected to be taxable to you as ordinary income unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Summary Prospectus
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Voya Government Money Market Fund

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Summary Prospectus
208985 (0726-073126)